Intangible Assets, Net - Additional Information (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Percentage of equity interest acquired	100.00%
Total cash considerations	¥ 15,000,000
Deferred tax liability, intangible assets		¥ 21,228,656	$ 3,049,306	¥ 23,631,899
Intangible assets, estimated useful lives		10 years
Acquired right to operate an online audio/video content platform with amount		¥ 101,101,071		96,129,761
Estimated amortization expense of 2020		11,200,000
Estimated amortization expense of 2021		11,100,000
Estimated amortization expense of 2022		10,400,000
Estimated amortization expense of 2023		9,600,000
Estimated amortization expense of 2024		¥ 9,600,000
Online Audio/Video Content Platform
Finite Lived Intangible Assets [Line Items]
Percentage of equity interest acquired		100.00%	100.00%
Total cash considerations		¥ 72,100,000
Deferred tax liability, intangible assets		¥ 24,000,000
Intangible assets, estimated useful lives		10 years
Acquired right to operate an online audio/video content platform with amount		¥ 96,129,761		¥ 96,129,761